Share-based payments - Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model (Detail)				4 Months Ended	12 Months Ended
	Dec. 17, 2020 yr $ / shares	Sep. 14, 2020 yr $ / shares	Jun. 30, 2020 yr $ / shares	Sep. 30, 2019 yr $ / shares	Dec. 31, 2019 yr $ / shares	Dec. 31, 2018 yr $ / shares
2016 Tandem Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				$ 18.30	$ 23.82	$ 16.65
Underlying share price				$ 16.94	$ 67.87	$ 27.21
Volatility				78.00%	73.00%	64.00%
Time period (years) | yr				2.10	1.25	5.00
Risk free rate				2.04%	1.59%	2.77%
Dividend yield				0.00%	0.00%	0.00%
Combined probability of exit events				60.00	80.00	25.00
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 10.00
Underlying share price			$ 15.15
Volatility			75.00%
Time period (years) | yr			5.5
Risk free rate			0.29%
Dividend yield			0.00%
Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price					$ 1.12	$ 1.12
Underlying share price					$ 67.87	$ 27.21
Volatility					73.00%	64.00%
Time period (years) | yr					1.25	5.00
Risk free rate					1.59%	2.77%
Dividend yield					0.00%	0.00%
Combined probability of exit events					80.00	25.00
Additional Grants Under 2020 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 9.70	$ 10.00	$ 10.00
Underlying share price	$ 9.70	$ 9.16	$ 15.15
Volatility	84.00%	79.00%	75.00%
Time period (years) | yr	6.0	6.2	7.0
Risk free rate	0.49%	0.37%	0.29%
Dividend yield	0.00%	0.00%	0.00%
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 10.00	$ 10.00
Underlying share price		$ 9.16	$ 15.15
Volatility		78.00%	79.00%
Time period (years) | yr		6.7	7.0
Risk free rate		0.67%	0.66%
Dividend yield		0.00%	0.00%
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 2.47
Underlying share price			$ 15.15
Volatility			75.00%
Time period (years) | yr			5.6
Risk free rate			0.29%
Dividend yield			0.00%